First Trust Alerian US NextGen Infrastructure ETF Investment Strategy - First Trust Alerian US NextGen Infrastructure ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. According to the Index Provider, the index includes companies listed on major recognized US exchanges that build, operate and own infrastructure assets. To be eligible for inclusion in the Index, a company must be included in one of the following Global Industry Classification (“GICS”) sub-industries or custom segments within the S-Network US Equity WR 3000 Index: (i) Airport Services; (ii) Building Products; (iii) Coal & Consumable Fuels; (iv) Construction & Engineering; (v) Construction Machinery & Heavy; (vi) Construction Materials; (vii) Copper; (viii) Diversified Metals & Mining; (ix) Diversified Real Estate Activities; (x) Electric Utilities; (xi) Electrical Components & Equipment; (xii) Gas Utilities; (xiii) Heavy Electrical Equipment; (xiv) Highways & Rail Tracks; (xv) Independent Power Producers & Energy Traders; (xvi) Industrial Conglomerates; (xvii) Industrial Machinery; (xviii) Internet Services & Infrastructure; (xix) Marine Ports & Services; (xx) Multi Utilities; (xxi) Multi-Sector Holdings; (xxii) Oil & Gas Equipment & Services; (xxiii) Oil & Gas Storage & Transportation; (xxiv) Railroads; (xxv) Renewable Electricity; (xxvi) Specialized real estate investment trusts ("REITs"); (xxvii) Steel; (xxviii) Tower & Data Center REITs and (xxix) Water Utilities. The Index employs an equal-weight methodology meaning each security is equally weighted within the Index designed to ensure investment exposure across various business segments that together comprise the U.S. infrastructure industry. According to the Index Provider, in addition to comprising one of the GICS sub-industries or custom segments specified above, in order to be eligible for inclusion in the Index a company’s stock must meet the size, float and liquidity standards of the Index. The Index selects the 100 qualifying stocks with the largest market cap and assigns an equal weight to each. The Fund may invest in companies with various market capitalizations. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in industrials companies and utilities companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in industrials companies and utilities companies, although this may change from time to time.